Income Taxes (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effective income tax rate	281.60%	(25.50%)	20.80%	(40.70%)	35.00%	18.40%	4.80%